OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2022 £m	2021 £m	2020 £m
Merger reserve	7,149	7,149	7,763
Capital redemption reserve	4,932	4,479	4,462
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	50	207	99
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	57	9	(47)
Cash flow hedging reserve	(5,476)	(457)	1,629
Foreign currency translation reserve	(110)	(198)	(159)
At 31 December	6,602	11,189	13,747

Schedule of Merger Reserve	Movements in other reserves were as follows:

Merger reserve	2022 £m	2021 £m	2020 £m
At 1 January	7,149	7,763	7,763
Redemption of preference shares (note 40)	–	(614)	–
At 31 December	7,149	7,149	7,763

Schedule of Capital Redemption Reserve

Capital redemption reserve	2022 £m	2021 £m	2020 £m
At 1 January	4,479	4,462	4,462
Redemption of preference shares (note 40)	–	17	–
Shares cancelled under share buyback programme (see below)	453	–	–
At 31 December	4,932	4,479	4,462
On 25 February 2022 the Group commenced a share buyback programme to repurchase outstanding ordinary shares; the Group bought back and cancelled 4,529 million shares under the programme, which completed in October 2022, for a total consideration, including expenses, of £2,013 million. Upon cancellation £453 million, being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.
Schedule of Revaluation Reserve in Respect of Debt Securities

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2022 £m	2021 £m	2020 £m
At 1 January	207	99	123
Change in fair value	(133)	133	46
Deferred tax	31	(45)	29
Current tax	8	–	(2)
	(94)	88	73
Income statement transfers in respect of disposals (note 9)	(92)	2	(149)
Deferred tax	23	20	47
	(69)	22	(102)
Impairment recognised in the income statement	6	(2)	5
At 31 December	50	207	99

Schedule of Revaluation Reserve in Respect of Equity Shares

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2022 £m	2021 £m	2020 £m
At 1 January	9	(47)	19
Change in fair value	44	61	(50)
Deferred tax	3	(4)	(16)
	47	57	(66)
Realised gains and losses transferred to retained profits	–	–	(16)
Deferred tax	1	(1)	16
	1	(1)	–
At 31 December	57	9	(47)

Schedule of Cash Flow Hedging and Foreign Currency Translation Reserve

Cash flow hedging reserve	2022 £m	2021 £m	2020 £m
At 1 January	(457)	1,629	1,504
Change in fair value of hedging derivatives	(6,990)	(2,279)	730
Deferred tax	1,940	646	(244)
	(5,050)	(1,633)	486
Net income statement transfers	43	(621)	(496)
Deferred tax	(12)	168	135
	31	(453)	(361)
At 31 December	(5,476)	(457)	1,629

Foreign currency translation reserve	2022 £m	2021 £m	2020 £m
At 1 January	(198)	(159)	(176)
Currency translation differences arising in the year	119	(39)	4
Income statement transfers	(31)	–	13
At 31 December	(110)	(198)	(159)